Revenue by Categories (Tables)	12 Months Ended
Dec. 31, 2024
Revenue by Categories [Abstract]
Schedule of Revenue Generated from Different Revenue Streams

The following table summarizes the revenue generated from different revenue streams:

	For the Year Ended December 31,
	2024	2023	2022
Cloud mining solutions	271,036	178,044	99,392
BTC self-mining	157,511	100,197	60,291
Sales of mining equipment	30,463	-	10,400
Leasing of mining equipment	-	-	1,336
Sourcing commission for mining equipment	-	-	18,792
Hosting services and others	4,320	5,865	7,988
Total revenues	463,330	284,106	198,199

Schedule of Revenue Generated from Different Continents

The following table also summarizes the revenue (excluding self-mining revenue) generated from different continents:

	For the Year Ended December 31,
	2024		2023		2022
	Amount	%	Amount	%	Amount	%

North America	155,736	51%	99,043	54%	98,003	71%
Asia	94,171	31%	31,113	17%	10,320	7%
Europe	41,298	13%	47,372	26%	28,602	21%
Others	14,614	5%	6,381	3%	983	1%
Total revenue (1)	305,819	100%	183,909	100%	137,908	100%
(1)	Total revenue excludes BTC self-mining revenue.

Schedule of Revenue Recognized from Receipt of Digital Assets

The amount of revenue recognized from receipt of digital assets and receipt of U.S. dollars is presented separately as follows:

	Year Ended December 31,
	2024	2023	2022

Revenue recognized in digital assets payment	434,600	284,106	179,408
Revenue recognized in U.S. dollars payment	28,730	-	18,791
	463,330	284,106	198,199